Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000005543 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000005543 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005543 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005543 | California
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005543 | Texas
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005543 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000005543 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000005543 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000005543 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000005543 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000005543 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005543 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005543 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005543 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005543 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005543 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193182 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000193182 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193182 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193182 | California
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193182 | Texas
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193182 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000193182 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000193182 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000193182 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000193182 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000193182 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000193182 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000193182 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193182 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193182 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193182 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	4.60%